Supplemental information on statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Supplemental Information on Statement of Cash Flows

	Jan-Dec/2019	Jan-Dec/2018
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	1,165	839
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	76	137
Lease (*)	2,301	—
Provision/(reversals) for decommissioning costs	5,497	4,777
Use of deferred tax and judicial deposit for the payment of contingency	3	60

(*)	The effects arising from the adoption of IFRS 16 are set out in note 33.